CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8%
	ADVERTISING & MARKETING - 1.2%
158,500	CyberAgent, Inc.	$ 1,180,161

	APPAREL & TEXTILE PRODUCTS - 1.2%
81,700	Burberry Group PLC	1,194,273

	ASSET MANAGEMENT - 3.9%
6,790	Affiliated Managers Group, Inc.	1,276,113
34,005	DWS Group GmbH & Company KGaA	1,676,896
166,749	Magellan Financial Group Ltd.	1,073,763
		4,026,772
	AUTOMOTIVE - 5.0%
3,490,000	BAIC Motor Corporation Ltd., H Shares	983,861
51,600	Exedy Corporation	1,596,250
76,000	FCC Company Ltd.	1,517,329
72,400	Tokai Rika Company Ltd.	1,063,701
		5,161,141
	BIOTECH & PHARMA - 4.9%
1,140,396	Genomma Lab Internacional S.A.B. de C.V., Class B	1,550,461
79,784	Innoviva, Inc.(a)	1,487,174
39,800	Kaken Pharmaceutical Company Ltd.	1,081,048
40,000	Nippon Shinyaku Company Ltd.	967,939
		5,086,622
	CHEMICALS - 2.3%
35,947	AdvanSix, Inc.	1,124,422
215,658	ICL Group Ltd.	1,282,367
		2,406,789
	COMMERCIAL SUPPORT SERVICES - 3.3%
48,600	Aeon Delight Company Ltd.	1,279,309
87,400	Healthcare Services Group, Inc.(a)	969,266
168,000	Sohgo Security Services Company Ltd.	1,128,630
		3,377,205
	CONSTRUCTION MATERIALS - 2.3%
414,380	Anhui Conch Cement Company Ltd., H Shares	1,117,102

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	CONSTRUCTION MATERIALS - 2.3% (Continued)
228,997	Breedon Group PLC	$ 1,232,887
		2,349,989
	CONTAINERS & PACKAGING - 1.3%
105,019	Transcontinental, Inc., Class A	1,320,612

	E-COMMERCE DISCRETIONARY - 1.0%
36,500	Pilot Corporation	1,035,278

	ELECTRICAL EQUIPMENT - 3.8%
121,100	Anritsu Corporation	1,113,045
2,412	Dormakaba Holding A.G.	1,732,016
78,800	Hosiden Corporation	1,068,074
		3,913,135
	ENGINEERING & CONSTRUCTION - 6.1%
171,300	Kandenko Company Ltd.	2,741,889
34,952	KEPCO Plant Service & Engineering Company Ltd.	1,110,351
73,400	MIRAIT ONE Corporation	1,090,131
64,632	Skanska A.B., Class B	1,384,673
		6,327,044
	ENTERTAINMENT CONTENT - 2.1%
28,940	DoubleUGames Company Ltd.	970,824
57,780	Mixi, Inc.	1,198,213
		2,169,037
	FOOD - 3.9%
940,804	First Resources Ltd.	1,001,758
263,712	JBS S/A	1,612,281
1,834,500	WH Group Ltd.	1,431,056
		4,045,095

	HEALTH CARE FACILITIES & SERVICES - 1.1%
49,400	Premier, Inc., Class A	1,119,404

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	HOME & OFFICE PRODUCTS - 3.5%
28,110	Coway Company Ltd.	$ 1,483,605
59,800	Kokuyo Company Ltd.	1,039,467
10,020	Whirlpool Corporation	1,052,200
		3,575,272
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.0%
2,101,400	Hartalega Holdings Bhd	1,557,091
2,255,860	Sri Trang Gloves Thailand PCL	541,714
		2,098,805
	LEISURE FACILITIES & SERVICES - 2.4%
182,300	Sankyo Company Ltd.	2,444,616

	LEISURE PRODUCTS - 0.9%
24,750	Malibu Boats, Inc., Class A(a)	947,678

	MACHINERY - 1.2%
5,656,000	Lonking Holdings Ltd.	1,229,335

	MEDICAL EQUIPMENT & DEVICES - 2.3%
1,267,000	Kangji Medical Holdings Ltd.	1,047,971
13,000	SD Biosensor, Inc.(a)	99,789
4,536,100	Top Glove Corp BHD(a)	1,217,407
		2,365,167
	METALS & MINING - 7.5%
11,048,400	Aneka Tambang Tbk	938,871
32,800	Anglo American PLC	960,586
138,420	Dundee Precious Metals, Inc.	1,402,597
104,145	Impala Platinum Holdings Ltd.(a)	571,651
697,600	Perseus Mining Ltd.	1,216,717
153,204	Thungela Resources Ltd.	1,116,126
72,161	Torex Gold Resources, Inc.(a)	1,530,408
		7,736,956
	OIL & GAS PRODUCERS - 3.4%
4,640,400	Dana Gas PJSC(a)	959,576
269,000	Ithaca Energy PLC	416,087

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	OIL & GAS PRODUCERS - 3.4% (Continued)
46,000	Paramount Resources Ltd.	$ 910,709
43,432	World Kinect Corporation	1,227,823
		3,514,195
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
46,960	Atlas Energy Solutions, Inc.	1,078,202
113,600	ProFrac Holding Corporation(a)	825,872
		1,904,074
	PUBLISHING & BROADCASTING - 1.0%
57,525	TEGNA, Inc.	1,048,106

	REAL ESTATE SERVICES - 2.6%
1,375,000	Country Garden Services Holdings Company Ltd.	896,499
9,050,500	Evergrande Property Services Group Ltd.(a)	861,151
259,400	Poly Property Services Company Ltd.	915,073
		2,672,723
	RETAIL - CONSUMER STAPLES - 3.0%
38,990	Empire Company Ltd., Class A	1,146,354
94,556	HelloFresh S.E.(a)	1,039,556
2,062,800	Puregold Price Club, Inc.	871,693
		3,057,603
	RETAIL - DISCRETIONARY - 3.0%
282,927	Marks & Spencer Group PLC	1,172,253
20,900	Shimamura Company Ltd.	1,189,315
472,000	Zhongsheng Group Holdings Ltd.	746,447
		3,108,015
	SEMICONDUCTORS - 1.4%
30,244	Tower Semiconductor Ltd.(a)	1,418,043

	SOFTWARE - 3.3%
51,100	Justsystems Corporation	1,104,851
19,400	Ziff Davis, Inc.(a)	1,045,466
14,341	Zoom Communications, Inc.(a)	1,246,806
		3,397,123

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	SPECIALTY FINANCE - 3.0%
29,088	Bread Financial Holdings, Inc.	$ 1,842,143
30,137	PROG Holdings, Inc.	1,288,357
		3,130,500
	STEEL - 1.0%
56,668	Tenaris S.A.	1,070,145

	TECHNOLOGY HARDWARE - 4.6%
127,600	Casio Computer Company Ltd.	1,060,931
145,800	Sunny Optical Technology Group Company Ltd.	1,312,242
172,475	Telefonaktiebolaget LM Ericsson, Class B	1,298,662
162,700	VTech Holdings Ltd.	1,072,703
		4,744,538
	TECHNOLOGY SERVICES - 1.3%
27,720	Genpact Ltd.	1,349,687

	TELECOMMUNICATIONS - 1.0%
180,184	Vodacom Group Ltd.	1,053,904

	WHOLESALE - DISCRETIONARY - 1.1%
35,596	G-III Apparel Group Ltd.(a)	1,111,307

	TOTAL COMMON STOCKS (Cost $87,542,451)	96,690,349

	PARTNERSHIP SHARES — 0.9%
	GAS & WATER UTILITIES - 0.9%
44,000	Suburban Propane Partners, L.P. (Cost $888,016)	929,720

	TOTAL INVESTMENTS - 95.7% (Cost $88,430,467)	$ 98,620,069
	OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%	4,481,024
	NET ASSETS - 100.0%	$ 103,101,093

LP	- Limited Partnership
Ltd.	- Limited Company
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.